DIVESTITURES - Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of tax	$ 4,496	$ (38)	$ 377
Discontinued Operations, Held-for-Sale | Fire & Security Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	2,323	3,147	3,133
Costs of sales	(1,390)	(1,926)	(1,966)
Research and development	(86)	(124)	(123)
Selling, general and administrative	(564)	(690)	(535)
Other income (expense), net	(584)	26	22
Gain (loss) on divestitures and deconsolidation	5,176	(297)	0
Interest (expense) income, net	(41)	(51)	(62)
Earnings before income taxes	4,834	85	469
Income tax (expense) benefit	1,391	(128)	(92)
Tax on divestitures and deconsolidation	(1,729)	5	0
Discontinued operations, net of tax	$ 4,496	$ (38)	$ 377